Net financial expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income and other financial income	€ 117	€ 261	€ 249
Financial expenses:
Interest expense and other financial expenses:	596	784	929
Interest expense on notes	321	370	422
Interest expense on borrowings from bank	209	181	259
Other interest cost and financial expenses	66	233	248
Interest expense on lease liabilities	94	88	0
Write-down of financial assets	10	21	6
Losses on disposal of securities	0	2	6
Net interest expense on employee benefits provisions	218	298	276
Total Financial expenses	918	1,193	1,217
Net expenses from derivative financial instruments and exchange rate differences	187	73	88
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,105	1,266	1,305
Net Financial expenses	€ 988	€ 1,005	€ 1,056